INVENTORY	3 Months Ended
Mar. 31, 2022
INVENTORY
Inventory
6.	INVENTORY

	March 31, 2022	December 31, 2021
Process material stockpiles	$1,356	$1,083
Concentrate inventory	1,656	2,467
Materials and supplies	1,820	1,629
	$4,832	$5,179

The amount of inventory recognized as an expense for the three months ended March 31, 2022 totalled $6,598 (March 31, 2021 – $709). See Note 16 for further details.